Private Placement (Details) - Helix Acquisition Corp.[Member] - Private Placement [Member]	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Private Placement (Details) [Line Items]
Aggregate of purchase shares | shares	430,000
Share price per share | $ / shares	$ 10
Aggregate purchase price | $	$ 4,300,000